PREPAYMENTS AND OTHER CURRENT ASSETS (Summary of Prepayments and Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS
Receivables from third-party payment service providers	$ 3,826	$ 504
Utility deposits	2,004	915
Other deposits	711	391
Receivables from disposal of mining pool business		1,000
Receivables from long-term investments		559
Deferred expense	150	670
Loans to the third parties	2,596	2,358
Derivative assets	$ 404	$ 859
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepayments and other current assets	Prepayments and other current assets
Others	$ 202	$ 290
Less: allowance for credit losses	(3,374)	(1,635)
Prepayments and other current assets	$ 6,519	$ 5,911